CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 153,062	949,690	1,156,743
Restricted cash	2,051	12,726	173,276
Accounts receivable, net	15,392	95,501	99,964
Receivables from related parties	560	3,476	5,509
Consumables	7,163	44,446	41,231
Prepayments and other current assets	27,674	171,703	181,232
Deferred tax assets	20,901	129,685	78,839
Total current assets	226,803	1,407,227	1,736,794
Investments	1,887	11,709	5,833
Property and equipment, net	644,690	4,000,041	4,049,337
Goodwill	374,438	2,323,241	2,254,631
Intangible assets, net	181,581	1,126,636	1,112,499
Other assets	14,666	90,995	86,027
Non-current deferred tax assets	70,085	434,847	407,564
Total assets	1,514,150	9,394,696	9,652,685
Current liabilities:
Accounts payable	14,014	86,949	89,170
Payables to related parties	671	4,166	3,029
Financial liability, current portion	165,938	1,029,577	0
Finance lease liabilities	0	0	1,376
Salaries and welfare payable	36,767	228,127	222,865
Income tax payable	18,991	117,830	88,551
Other taxes payable	5,492	34,074	31,344
Deferred revenues	36,331	225,417	202,949
Other unpaid and accruals	41,173	255,460	228,881
Other payables	119,725	742,853	911,642
Deferred tax liability	9,793	60,764	52,155
Total current liabilities	448,895	2,785,217	1,831,962
Non-Current Liabilities:
Long term loans	0	0	713,337
Deferred rental	113,671	705,284	691,456
Deferred revenues	8,266	51,289	54,075
Deposits due to franchisees	23,352	144,892	115,351
Other long term payables	2,098	13,018	20,537
Unfavorable lease liabilities	53,393	331,282	337,627
Financial liability	0	0	1,157,295
Deferred tax liabilities	47,155	292,575	283,522
Total liabilities	696,830	4,323,557	5,205,162
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.005 par value; 200,000,000 shares authorized, 94,814,866 and 95,703,960 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	596	3,698	3,671
Additional paid-in capital	514,308	3,191,076	3,080,596
Statutory reserves	41,262	256,013	206,892
Retained earnings	258,558	1,604,246	1,140,252
Total Homeinns shareholders' equity	814,724	5,055,033	4,431,411
Noncontrolling interests	2,596	16,106	16,112
Total shareholders' equity	817,320	5,071,139	4,447,523
Total liabilities and shareholders' equity	$ 1,514,150	9,394,696	9,652,685